RESTRUCTURING OF JAPAN OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Impairment Charges (Credits)	$ (986)	$ (2,641)	$ 47,472
Restructuring costs	$ 359	$ 1,650	$ 8,028